Equity	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Equity
22. Equity

a)	Issued capital and authorized shares, all registered and without par value

	Company’s capital is - R$	Common shares	Preferred shares
At December 31, 2019	2,243,215	928,965,058	329,568,166
At December 31, 2018	2,209,415	928,965,058	326,631,190
Each common share entitles its holder to 1 (one) vote in the General Shareholders’ Meeting. Preferred shares of any class are not entitled to vote. Preferred shares have: i) priority of reimbursement of capital upon liquidation; ii) the right to be included in a public offering of the Company for a purchase of shares upon transfer of the Company’s control for the same conditions as the common shareholders and for a price per share equivalent to seventy-five (75) times the price per share paid to the controlling shareholder; iii) in case of the Company’s liquidation, the right to receive amounts equivalent to seventy-five (75) times the price per common share upon splitting of the remaining assets among the shareholders; and iv) the right to receive dividends in an amount equivalent to seventy-five (75) times the price paid per common share.
Issuance of shares and issued capital
During the year ended December 31, 2019, the Company issued 2,936,976 preferred shares (December 31, 2018 – 4,877,470) in the amount of R$33,800 (December 31, 2018 – R$46,038) in connection with the exercise of stock options.

b)	Capital reserve
The share-based payment reserve is used to recognize the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their compensation. For the year ended December 31, 2019, the Company recognized compensation expense for an amount of R$18,894 (December 31, 2018 – R$22,930 and December 31, 2017 – R$29,889).
c)	Dividends
According to the
by-laws
of the Company, unless the right is waived by all shareholders, the shareholders are guaranteed a minimum mandatory dividend equal to 0.1% of net income of the Company after the deduction of legal reserve, contingency reserves, and the adjustment prescribed by Law No. 6,404/76 (Brazilian Corporate Law). If the Company has accumulated losses, there will be no distribution of dividends.
Interest paid on equity, which is deductible for income tax purposes, may be deducted from the minimum mandatory dividends to the extent that it has been paid or credited. Interest paid on equity is treated as dividend payments for accounting purposes.
The Company has not distributed dividends for the year ended on exercice ended on December 31, 2019
, 2018
and 2017.

d)	Other comprehensive loss
Changes in fair value of derivative instruments designated as cash flow hedges are recognized in other comprehensive loss, net of tax effects, for a loss of R$159,261 and R$153,969, as of December 31, 2019 and 2018 respectively.

e)	Treasury shares

	Number of shares	R$
At December 31, 2017	103,000	2,745
Purchased	447,000	12,179
Cancelled	(217,020)	(4,374)

At December 31, 2018	332,980	10,550

Purchased	301,008	12,853
Cancelled	(189,742)	(7,838)

December 31, 2019	444,246	15,565